Appendix 2.2 Additional Information No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Statement of Financial Position (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	$ 1,449,294,549	$ 1,509,513,355
Trade and other receivables, Non-current	903,678,141	691,147,645
Trade and other payables, current	1,464,491,965	1,743,892,909
Trade and other payables non-current	595,534,857	308,308,862
Energy and Capacity [Member] | Estimated Sales and Purchases of Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	1,079,071,545	771,542,899
Trade and other receivables, Non-current	970,575,153	441,133,414
Total Estimated Assets	2,049,646,698	1,212,676,313
Trade and other payables, current	99,375,819	116,540,839
Trade and other payables non-current	571,821,560	288,973,001
Total Estimated Liabilities	671,197,379	405,513,840
Energy and Tolls [Member] | Estimated Sales and Purchases of Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	57,680,280	44,081,383
Total Estimated Assets	57,680,280	44,081,383
Trade and other payables, current	22,172,523	23,547,980
Total Estimated Liabilities	$ 22,172,523	$ 23,547,980